ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 75,359	$ 97,479	[1]	$ 87,721	[1]
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	22,739	25,019	[1]	23,151	[1]
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	52,620	72,460	[1]	64,570	[1]
Israel [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,355	3,464		2,893
Israel [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,543	3,624		4,031
United States [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,284	14,181		13,013
United States [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	34,765	43,196		35,562
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,100	7,374		7,245
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 14,312	$ 25,640		$ 24,977

[1]	Reclassified due to discontinued operation.